Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2022-1
Statement to Securityholders
Determination Date: July 12, 2022

Payment Date	7/15/2022
Collection Period Start	6/1/2022
Collection Period End	6/30/2022
Interest Period Start	6/15/2022
Interest Period End	7/14/2022

Cut-Off Date Net Pool Balance	$2,025,808,403.15
Cut-Off Date Adjusted Pool Balance	$1,899,077,623.74

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$244,489,302.67	$55,878,941.10	$188,610,361.57	0.516741	May-23
Class A-2 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Jun-25
Class A-3 Notes	$663,190,000.00	$—	$663,190,000.00	1.000000	Apr-27
Class A-4 Notes	$150,730,000.00	$—	$150,730,000.00	1.000000	Sep-27
Class B Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Oct-27
Class C Notes	$18,990,000.00	$—	$18,990,000.00	1.000000	Dec-27
Class D Notes	$18,980,000.00	$—	$18,980,000.00	1.000000	Sep-28
Total Notes	$1,778,559,302.67	$55,878,941.10	$1,722,680,361.57

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,902,438,881.55	$1,842,836,905.72	0.909680
YSOC Amount	$119,131,884.82	$115,408,850.09
Adjusted Pool Balance	$1,783,306,996.73	$1,727,428,055.63
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Reserve Account Balance	$4,747,694.06	$4,747,694.06

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$244,489,302.67	1.40500%	ACT/360	$286,256.23
Class A-2 Notes	$663,190,000.00	2.71000%	30/360	$1,497,704.08
Class A-3 Notes	$663,190,000.00	3.17000%	30/360	$1,751,926.92
Class A-4 Notes	$150,730,000.00	3.32000%	30/360	$417,019.67
Class B Notes	$18,990,000.00	3.59000%	30/360	$56,811.75
Class C Notes	$18,990,000.00	3.93000%	30/360	$62,192.25
Class D Notes	$18,980,000.00	4.43000%	30/360	$70,067.83
Total Notes	$1,778,559,302.67			$4,141,978.73

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,902,438,881.55	$1,842,836,905.72
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,783,306,996.73	$1,727,428,055.63
Number of Receivable Outstanding	85,419	84,185
Weight Average Contract Rate	3.61%	3.61%
Weighted Average Remaining Term (months)	59	58

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$5,791,349.24
Principal Collections	$59,413,730.76
Liquidation Proceeds	$7,478.68
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$65,212,558.68
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$65,212,558.68

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,585,365.73	$1,585,365.73	$—	$—	$63,627,192.95
Interest - Class A-1 Notes	$286,256.23	$286,256.23	$—	$—	$63,340,936.72
Interest - Class A-2 Notes	$1,497,704.08	$1,497,704.08	$—	$—	$61,843,232.64
Interest - Class A-3 Notes	$1,751,926.92	$1,751,926.92	$—	$—	$60,091,305.72
Interest - Class A-4 Notes	$417,019.67	$417,019.67	$—	$—	$59,674,286.05
First Allocation of Principal	$—	$—	$—	$—	$59,674,286.05
Interest - Class B Notes	$56,811.75	$56,811.75	$—	$—	$59,617,474.30
Second Allocation of Principal	$13,161,247.04	$13,161,247.04	$—	$—	$46,456,227.26
Interest - Class C Notes	$62,192.25	$62,192.25	$—	$—	$46,394,035.01
Third Allocation of Principal	$18,990,000.00	$18,990,000.00	$—	$—	$27,404,035.01
Interest - Class D Notes	$70,067.83	$70,067.83	$—	$—	$27,333,967.18
Fourth Allocation of Principal	$18,980,000.00	$18,980,000.00	$—	$—	$8,353,967.18
Reserve Account Deposit Amount	$—	$—	$—	$—	$8,353,967.18
Regular Principal Distribution Amount	$4,747,694.06	$4,747,694.06	$—	$—	$3,606,273.12
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$3,606,273.12
Remaining Funds to Certificates	$3,606,273.12	$3,606,273.12	$—	$—	$—
Total	$65,212,558.68	$65,212,558.68	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$119,131,884.82
Increase/(Decrease)	$(3,723,034.73)
Ending YSOC Amount	$115,408,850.09

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,783,306,996.73	$1,727,428,055.63
Note Balance	$1,778,559,302.67	$1,722,680,361.57
Overcollateralization (Adjusted Pool Balance - Note Balance)	$4,747,694.06	$4,747,694.06
Target Overcollateralization Amount	$4,747,694.06	$4,747,694.06
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$4,747,694.06
Beginning Reserve Account Balance	$4,747,694.06
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$4,747,694.06

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	7	$188,245.07
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	12	$7,478.68
Monthly Net Losses (Liquidation Proceeds)			$180,766.39
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			0.07%
Current Collection Period			0.12%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$302,631.09
Cumulative Net Loss Ratio			0.01%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.09%	69	$1,725,993.06
60-89 Days Delinquent	0.02%	10	$316,116.61
90-119 Days Delinquent	0.00%	1	$18,025.76
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.11%	80	$2,060,135.43

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$76,079.02
Total Repossessed Inventory		5	$148,064.43

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		11	$334,142.37
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			0.01%
Current Collection Period			0.02%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.64	0.09%	65	0.08%